Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Small Cap Growth Index Fund
Aug. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Fidelity Small Cap Growth Index Fund
Bar Chart Table:
Annual Return 2020	34.40%
Annual Return 2021	2.82%
Annual Return 2022	(26.17%)
Annual Return 2023	18.90%